Provisions - Summary Of Details Of Provisions (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of other provisions [line items]
Provisions		₩ 576,134	$ 484,716	₩ 501,643
Asset retirement obligation
Disclosure of other provisions [line items]
Provisions		80,777		68,402
Provision for guarantees
Disclosure of other provisions [line items]
Provisions	[1]	74,866		89,592
Provision for financial guarantee contract		53,321		66,232
Provisions for unused loan commitments
Disclosure of other provisions [line items]
Provisions		112,296		122,155
Other provisions
Disclosure of other provisions [line items]
Provisions	[2]	₩ 308,195		₩ 221,494

[1]	Provisions for guarantees includes provision for financial guarantee of 66,232 million Won and 53,321 million Won as of December 31, 2020 and 2021, respectively.
[2]	Other provisions consist of provision for litigation, loss compensation and others.